The Hartford Healthcare Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.71%	7.54%	9.81%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.35%	0.94%	5.30%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.13%	1.39%	5.16%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.27%	1.94%	6.85%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.65%	2.29%	6.63%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.94%	3.37%	7.74%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.23%	2.74%	7.10%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.59%	3.06%	7.43%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	3.36%	7.74%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.07%	3.47%	7.85%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.93%	3.37%	7.79%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.06%	3.48%	7.84%

[1]	Class R6 shares commenced operations on February 28, 2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.